Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	COOPER-STANDARD HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36127
Entity Tax Identification Number	20-1945088
Entity Address, Address Line One	40300 Traditions Drive,
Entity Address, City or Town	Northville
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48168
City Area Code	248
Local Phone Number	596-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001320461
Amendment Flag	false
Entity Information [Line Items]
Entity Central Index Key	0001320461
Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CPS
Security Exchange Name	NYSE
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CPS
Security Exchange Name	NYSE